SCHEDULES OF INVESTMENTS

ROYCE INTERNATIONAL PREMIER FUND

SEPTEMBER 30, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 91.5%

Australia – 3.3%
Cochlear	6,616	$1,222,502
Hansen Technologies	715,735	2,780,043
Total		4,002,545

Belgium – 0.9%
Azelis Group	82,486	1,117,565
Total		1,117,565

Brazil – 1.5%
Odontoprev	757,039	1,883,263
Total		1,883,263

Canada – 1.9%
CAE [1]	49,788	1,474,286
FirstService Corporation	4,548	866,348
Total		2,340,634

Finland – 1.8%
Enento Group	125,045	2,228,563
Total		2,228,563

France – 8.9%
Antin Infrastructure Partners	193,559	2,658,802
Gaztransport Et Technigaz	15,088	2,791,739
Lectra	66,785	1,854,372
Planisware	44,012	1,009,677
Robertet	2,849	2,655,827
Total		10,970,417

Germany – 3.3%
CTS Eventim AG & Co.	25,911	2,537,097
Schott Pharma AG & Co	63,886	1,582,614
Total		4,119,711

India – 1.6%
AIA Engineering	20,064	692,612
Triveni Turbine	215,072	1,254,746
Total		1,947,358

Israel – 2.0%
Cellebrite DI [1]	64,049	1,186,828
Nice ADR [1]	9,016	1,305,337
Total		2,492,165

Italy – 4.0%
Carel Industries	87,412	2,293,694
DiaSorin	18,796	1,666,534
SOL	15,849	943,402
Total		4,903,630

Japan – 22.2%
As One	94,800	1,573,750
BML	109,200	2,728,431
Business Engineering	18,200	785,178
Dexerials	167,700	2,581,526
Hirose Electric	21,300	2,654,488
Maruwa	10,900	2,852,419
OBIC Business Consultants	50,600	3,113,636
Riken Keiki	120,800	2,552,659
TKC Corporation	96,500	2,760,219
USS	256,400	2,943,091
Zuken	85,900	2,849,102
Total		27,394,499

Jersey – 2.8%
JTC	196,737	3,487,316
Total		3,487,316

Lithuania – 1.3%
Baltic Classifieds Group	384,978	1,605,046
Total		1,605,046

Netherlands – 0.8%
IMCD	9,954	1,028,412
Total		1,028,412

Norway – 1.8%
Medistim	32,535	743,318
SmartCraft [1]	539,976	1,477,155
Total		2,220,473

Poland – 1.3%
Asseco Poland	29,240	1,612,176
Total		1,612,176

Singapore – 2.0%
XP Power [1]	190,933	2,431,761
Total		2,431,761

South Korea – 3.3%
NICE Information Service	413,974	4,110,087
Total		4,110,087

Sweden – 3.7%
Karnov Group [1]	245,397	2,935,047
Vitec Software Group Cl. B	47,589	1,675,199
Total		4,610,246

Switzerland – 6.1%
Accelleron Industries	9,495	798,556
Kardex Holding	6,839	2,654,671
Partners Group Holding	1,331	1,728,018
VZ Holding	11,101	2,320,465
Total		7,501,710

United Kingdom – 17.0%
Ashtead Technology Holdings	551,884	2,582,955
CVS Group	150,260	2,522,016
Diploma	42,831	3,055,860
DiscoverIE Group	326,830	2,610,948
GlobalData	664,288	1,103,350
Halma	75,192	3,488,836
Intertek Group	41,168	2,614,421
Rightmove	320,649	3,055,771
Total		21,034,157

TOTAL COMMON STOCKS
(Cost $94,523,563)		113,041,734

PREFERRED STOCK– 1.2%
Germany – 1.2%
FUCHS	32,393	1,448,221
(Cost $1,025,659)		1,448,221

INVESTMENTS AT VALUE
(Cost $95,549,222)		114,489,955

REPURCHASE AGREEMENT – 4.8%
Fixed Income Clearing Corporation, 3.50% dated 9/30/25, due 10/1/25, maturity value $5,902,212 (collateralized by obligations of U.S. Government Agencies, 3.875% due 5/31/27, valued at $6,019,757)
(Cost $5,901,638)		5,901,638

TOTAL INVESTMENTS – 97.5%
(Cost $101,450,860)		120,391,593

CASH AND OTHER ASSETS LESS LIABILITIES – 2.5%		3,066,905

NET ASSETS – 100.0%		$123,458,498

SCHEDULES OF INVESTMENTS

ROYCE MICRO-CAP FUND

SEPTEMBER 30, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 97.9%

Communication Services – 3.5%
Entertainment - 1.0%
IMAX Corporation [1]	97,693	$3,199,446
Interactive Media & Services - 1.7%
DHI Group [1]	329,005	914,634
QuinStreet [1]	141,969	2,196,260
Vimeo [1]	274,194	2,125,004
		5,235,898
Media - 0.8%
Magnite [1]	114,008	2,483,094
Total		10,918,438

Consumer Discretionary – 11.5%
Automobile Components - 1.2%
Modine Manufacturing [1]	15,939	2,265,888
Stoneridge [1]	185,800	1,415,796
		3,681,684
Diversified Consumer Services - 1.8%
Legacy Education [1]	253,058	2,421,765
Lincoln Educational Services [1]	131,427	3,088,535
		5,510,300
Hotels, Restaurants & Leisure - 1.6%
Century Casinos [1]	430,485	1,123,566
Denny’s Corporation [1]	239,944	1,254,907
Lindblad Expeditions Holdings [1]	216,687	2,773,594
		5,152,067
Household Durables - 1.7%
Hovnanian Enterprises Cl. A [1]	13,415	1,723,693
Legacy Housing [1]	101,199	2,783,985
LGI Homes [1]	16,690	863,040
		5,370,718
Leisure Products - 1.2%
American Outdoor Brands [1]	249,711	2,167,491
MasterCraft Boat Holdings [1]	80,469	1,726,865
		3,894,356
Specialty Retail - 3.3%
Bed Bath & Beyond [1]	209,215	2,048,215
Citi Trends [1]	82,350	2,555,320
J.Jill	30,685	526,248
OneWater Marine Cl. A [1]	106,800	1,691,712
RealReal [1]	227,260	2,415,774
Shoe Carnival	48,364	1,005,487
		10,242,756
Textiles, Apparel & Luxury Goods - 0.7%
Lakeland Industries	100,328	1,484,854
Vera Bradley [1,2]	293,415	589,764
		2,074,618
Total		35,926,499

Consumer Staples – 0.9%
Food Products - 0.9%
Seneca Foods Cl. A [1]	25,486	2,750,959
Total		2,750,959

Energy – 4.5%
Energy Equipment & Services - 4.1%
Natural Gas Services Group	124,253	3,477,841
NPK International [1]	336,552	3,806,403
Pason Systems	218,074	1,892,889
Ranger Energy Services Cl. A	125,052	1,755,730
Select Water Solutions Cl. A	179,694	1,920,929
		12,853,792
Oil, Gas & Consumable Fuels - 0.4%
SandRidge Energy	97,667	1,101,684
Total		13,955,476

Financials – 15.8%
Banks - 9.3%
BayCom Corp.	78,401	2,254,029
Chain Bridge Bancorp Cl. A [1]	56,845	1,860,537
Coastal Financial [1]	19,218	2,078,811
Customers Bancorp [1]	43,428	2,838,888
Esquire Financial Holdings	15,005	1,531,335
First Foundation [1]	232,747	1,296,401
HBT Financial	75,642	1,906,178
Hingham Institution for Savings	6,764	1,784,208
HomeTrust Bancshares	45,224	1,851,470
Investar Holding	141,600	3,286,536
Midway Investments [1,3]	1,858,170	0
Northeast Bank	21,210	2,124,394
Stellar Bancorp	91,545	2,777,475
West Coast Community Bancorp [4]	6,204	263,050
Western New England Bancorp	265,796	3,192,210
		29,045,522
Capital Markets - 3.6%
Canaccord Genuity Group	370,517	2,859,347
Oppenheimer Holdings Cl. A	32,695	2,416,487
Perella Weinberg Partners Cl. A	27,885	594,508
Silvercrest Asset Management Group Cl. A	111,737	1,759,858
Sprott	44,146	3,669,158
		11,299,358
Consumer Finance - 1.1%
EZCORP Cl. A [1]	173,177	3,297,290
Financial Services - 0.9%
Cass Information Systems	32,308	1,270,674
Repay Holdings Cl. A [1]	281,458	1,472,025
		2,742,699
Insurance - 0.9%
International General Insurance Holdings	117,898	2,735,234
Total		49,120,103

Health Care – 9.8%
Biotechnology - 1.7%
Absci Corporation [1,2]	366,098	1,112,938
CareDx [1]	117,300	1,705,542
ORIC Pharmaceuticals [1,2]	203,120	2,437,440
		5,255,920
Health Care Equipment & Supplies - 3.1%
Apyx Medical [1]	591,628	1,266,084
Artivion [1]	66,835	2,829,794
Establishment Labs Holdings [1,2]	72,547	2,973,701
Inogen [1]	174,308	1,424,096
Profound Medical [1]	250,402	1,223,492
		9,717,167
Health Care Providers & Services - 0.7%
AMN Healthcare Services [1]	112,310	2,174,322
Health Care Technology - 0.5%
Simulations Plus [1]	98,187	1,479,678
Life Sciences Tools & Services - 2.4%
BioLife Solutions [1]	105,042	2,679,621
Cytek Biosciences [1]	500,252	1,735,875
Maravai LifeSciences Holdings Cl. A [1,2]	489,809	1,405,752
Mesa Laboratories	14,198	951,408
Standard BioTools [1]	651,983	847,578
		7,620,234
Pharmaceuticals - 1.4%
Esperion Therapeutics [1,2]	427,422	1,132,668
Harrow [1]	64,004	3,083,713
		4,216,381
Total		30,463,702

Industrials – 25.5%
Aerospace & Defense - 2.3%
Astronics Corporation [1]	74,403	3,393,521
CPI Aerostructures [1]	318,190	801,839
Park Aerospace	147,356	2,997,221
		7,192,581
Air Freight & Logistics - 0.7%
Forward Air [1,2]	34,938	895,811
Radiant Logistics [1]	192,778	1,137,390
		2,033,201
Building Products - 1.0%
Janus International Group [1]	155,864	1,538,378
Quanex Building Products	110,652	1,573,471
		3,111,849
Commercial Services & Supplies - 4.6%
Acme United	62,998	2,594,258
CECO Environmental [1]	73,872	3,782,246
Liquidity Services [1]	89,148	2,445,330
Montrose Environmental Group [1]	116,185	3,190,440
VSE Corporation	14,790	2,458,689
		14,470,963
Construction & Engineering - 4.4%
Ameresco Cl. A [1]	99,772	3,350,344
Concrete Pumping Holdings	259,783	1,831,470
IES Holdings [1]	7,998	3,180,405
Limbach Holdings [1]	18,746	1,820,611
NWPX Infrastructure [1]	64,375	3,407,369
		13,590,199
Electrical Equipment - 1.7%
American Superconductor [1]	43,497	2,583,287
Hammond Power Solutions Cl. A	17,718	1,571,793
LSI Industries	54,489	1,286,485
		5,441,565
Ground Transportation - 0.6%
Covenant Logistics Group Cl. A	87,421	1,893,539
Machinery - 4.7%
Aebi Schmidt Holding	180,583	2,251,870
Energy Recovery [1]	93,200	1,437,144
Graham Corporation [1]	59,203	3,250,245
Lindsay Corporation	13,135	1,846,255
Luxfer Holdings	209,526	2,912,411
Perma-Pipe International Holdings [1]	27,830	652,057
Titan International [1]	136,953	1,035,365
Wabash National	130,000	1,283,100
		14,668,447
Marine Transportation - 0.7%
Clarkson	43,970	2,170,263
Professional Services - 1.7%
Asure Software [1]	97,543	799,853
Forrester Research [1]	29,247	310,018
Heidrick & Struggles International	11,239	559,365
Kforce	37,882	1,135,702
Resources Connection	211,756	1,069,368
TrueBlue [1]	213,916	1,311,305
		5,185,611
Trading Companies & Distributors - 3.1%
Alta Equipment Group	159,824	1,157,126
Distribution Solutions Group [1]	86,213	2,593,287
EVI Industries	75,622	2,390,411
Titan Machinery [1]	85,560	1,432,274
Transcat [1]	29,743	2,177,188
		9,750,286
Total		79,508,504

Information Technology – 21.8%
Communications Equipment - 3.8%
ADTRAN Holdings [1]	262,407	2,461,378
Applied Optoelectronics [1,2]	96,974	2,514,536
Clearfield [1]	71,769	2,467,418
Digi International [1]	85,635	3,122,252
Ribbon Communications [1]	371,178	1,410,476
		11,976,060
Electronic Equipment, Instruments & Components - 8.2%
Arlo Technologies [1]	114,726	1,944,606
Bel Fuse Cl. B	23,841	3,362,058
Climb Global Solutions	20,567	2,773,254
Kraken Robotics [1]	165,759	540,739
LightPath Technologies Cl. A [1]	441,815	3,503,593
Luna Innovations [1,2,4]	445,804	490,384
nLIGHT [1]	115,350	3,417,820
PAR Technology [1]	40,152	1,589,216
Powerfleet [1]	547,923	2,871,117
Richardson Electronics	235,829	2,308,766
Vishay Precision Group [1]	80,488	2,579,640
		25,381,193
Semiconductors & Semiconductor Equipment - 8.1%
Aehr Test Systems [1]	41,946	1,262,994
Alpha and Omega Semiconductor [1]	46,883	1,310,849
Camtek [1]	21,936	2,304,377
Cohu [1]	126,408	2,569,875
Ichor Holdings [1]	168,916	2,959,408
inTEST Corporation [1]	220,595	1,722,847
Kopin Corporation [1]	1,278,042	3,105,642
Nova [1,2]	10,496	3,355,151
NVE Corporation	31,244	2,039,296
Penguin Solutions [1]	70,556	1,854,212
Ultra Clean Holdings [1]	103,150	2,810,837
		25,295,488
Software - 1.2%
PROS Holdings [1]	105,984	2,428,094
Similarweb [1]	142,528	1,325,510
		3,753,604
Technology Hardware, Storage & Peripherals - 0.5%
AstroNova [1]	157,970	1,617,613
Total		68,023,958

Materials – 3.8%
Chemicals - 1.3%
Core Molding Technologies [1]	78,404	1,611,202

5N Plus [1]	210,151	2,568,563
		4,179,765
Metals & Mining - 2.5%
Alphamin Resources	100,088	71,918
Altius Minerals	102,661	2,468,969
Ferroglobe	412,754	1,878,031
Major Drilling Group International [1]	399,214	3,338,974
		7,757,892
Total		11,937,657

Real Estate – 0.8%
Real Estate Management & Development - 0.8%
FRP Holdings [1]	54,032	1,316,220
Marcus & Millichap	41,706	1,224,071
Total		2,540,291

TOTAL COMMON STOCKS
(Cost $222,839,480)		305,145,587

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.6%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.01%)
(Cost $5,164,610)	5,164,610	5,164,610

INVESTMENTS AT VALUE
(Cost $228,004,090)		310,310,197

REPURCHASE AGREEMENT – 2.1%
Fixed Income Clearing Corporation, 3.50% dated 9/30/25, due 10/1/25, maturity value $6,412,207 (collateralized by obligations of U.S. Government Agencies, 4.125% due 2/29/32, valued at $6,539,871)
(Cost $6,411,584)		6,411,584

TOTAL INVESTMENTS – 101.6%
(Cost $234,415,674)		316,721,781

LIABILITIES LESS CASH AND OTHER ASSETS – (1.6)%		(5,066,766)

NET ASSETS – 100.0%		$311,655,015

SCHEDULES OF INVESTMENTS

ROYCE PREMIER FUND

SEPTEMBER 30, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 95.0%

Consumer Discretionary – 12.1%
Automobile Components - 4.4%
Dorman Products [1]	179,143	$27,924,811
LCI Industries	204,322	19,032,594
		46,957,405
Distributors - 1.1%
Pool Corporation	36,921	11,448,094
Household Durables - 2.1%
Installed Building Products	94,000	23,186,040
Leisure Products - 1.0%
Brunswick Corporation	169,291	10,705,963
Specialty Retail - 1.6%
Valvoline [1]	470,303	16,888,581
Textiles, Apparel & Luxury Goods - 1.9%
Ralph Lauren Cl. A	63,968	20,057,806
Total		129,243,889

Consumer Staples – 1.6%
Personal Care Products - 1.6%
Interparfums	169,091	16,635,173
Total		16,635,173

Financials – 10.7%
Capital Markets - 10.0%
Evercore Cl. A	28,578	9,639,931
Lazard	391,377	20,656,878
Morningstar	70,944	16,459,718
SEI Investments	239,814	20,348,218
TMX Group	779,000	29,800,934
Victory Capital Holdings Cl. A	150,000	9,714,000
		106,619,679
Insurance - 0.7%
RLI Corp.	122,732	8,004,581
Total		114,624,260

Health Care – 1.8%
Health Care Equipment & Supplies - 0.6%
Haemonetics Corporation [1]	126,800	6,180,232
Life Sciences Tools & Services - 1.2%
Bio-Techne	235,792	13,117,109
Total		19,297,341

Industrials – 36.8%
Aerospace & Defense - 1.5%
Woodward	65,000	16,426,150
Building Products - 3.9%
AAON	121,166	11,321,751
Simpson Manufacturing	117,682	19,707,028
UFP Industries	109,932	10,277,542
		41,306,321
Commercial Services & Supplies - 4.5%
Brady Corporation Cl. A	137,552	10,733,183
MSA Safety	40,365	6,945,605
RB Global	282,415	30,602,489
		48,281,277
Construction & Engineering - 6.3%
Arcosa	387,066	36,271,955
Valmont Industries	78,775	30,543,431
		66,815,386
Ground Transportation - 1.3%
Landstar System	114,032	13,975,762
Machinery - 17.3%
Enpro	61,263	13,845,438
ESAB Corporation	257,821	28,808,918
ESCO Technologies	147,605	31,160,892
JBT Marel	252,551	35,470,788
Kadant	47,000	13,986,260
Lincoln Electric Holdings	85,626	20,193,180
Lindsay Corporation	91,295	12,832,425
RBC Bearings [1]	73,121	28,538,395
		184,836,296
Professional Services - 1.5%
Exponent	120,168	8,349,273
Korn Ferry	109,793	7,683,314
		16,032,587
Trading Companies & Distributors - 0.5%
Air Lease Cl. A	84,925	5,405,476
Total		393,079,255

Information Technology – 14.4%
Electronic Equipment, Instruments & Components - 5.2%
Cognex Corporation	376,700	17,064,510
Knowles Corporation [1]	409,807	9,552,601
Littelfuse	112,740	29,200,788
		55,817,899
Semiconductors & Semiconductor Equipment - 9.2%
Cirrus Logic [1]	264,807	33,177,669
FormFactor [1]	449,364	16,365,837
MKS	334,800	41,438,196
Onto Innovation [1]	58,407	7,547,352
		98,529,054
Total		154,346,953

Materials – 10.0%
Chemicals - 4.6%
Innospec	223,788	17,267,482
Quaker Houghton	237,294	31,263,484
		48,530,966
Metals & Mining - 2.5%
Reliance	95,717	26,880,205
Paper & Forest Products - 2.9%
Stella-Jones	549,742	31,368,120
Total		106,779,291

Real Estate – 7.6%
Real Estate Management & Development - 7.6%
Colliers International Group	218,043	34,060,497
FirstService Corporation	191,323	36,445,118
Marcus & Millichap	372,385	10,929,500
Total		81,435,115

TOTAL COMMON STOCKS
(Cost $517,765,613)		1,015,441,277

INVESTMENTS AT VALUE
(Cost $517,765,613)		1,015,441,277

REPURCHASE AGREEMENT – 5.0%
Fixed Income Clearing Corporation,
3.50% dated 9/30/25, due 10/1/25,
maturity value $53,768,632 (collateralized
by obligations of various U.S. Government
Agencies, 3.875-4.125% due 2/29/32-8/31/32, valued at $54,838,762)

(Cost $53,763,405)	53,763,405

TOTAL INVESTMENTS – 100.0%
(Cost $571,529,018)	1,069,204,682

CASH AND OTHER ASSETS LESS LIABILITIES – 0.0%	72,859

NET ASSETS – 100.0%	$1,069,277,541

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP FUND

SEPTEMBER 30, 2025 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.7%

Communication Services – 0.8%
Entertainment - 0.7%
IMAX Corporation [1]	406,039	$13,297,777
Interactive Media & Services - 0.1%
QuinStreet [1]	76,292	1,180,237
Total		14,478,014

Consumer Discretionary – 10.0%
Automobile Components - 3.1%
Dorman Products [1]	124,212	19,362,167
LCI Industries	113,937	10,613,231
Lear Corporation	40,696	4,094,425
Modine Manufacturing [1]	82,820	11,773,691
Visteon Corporation	89,198	10,691,272
		56,534,786
Distributors - 0.0%
Pool Corporation	1,888	585,412
Diversified Consumer Services - 0.2%
frontdoor [1]	55,230	3,716,427
Hotels, Restaurants & Leisure - 0.3%
Brightstar Lottery	267,176	4,608,786
Household Durables - 2.3%
Champion Homes [1]	49,003	3,742,359
Ethan Allen Interiors	138,490	4,079,915
Installed Building Products	34,531	8,517,417
M/I Homes [1]	83,835	12,109,127
Meritage Homes	55,435	4,015,157
PulteGroup	30,743	4,062,073
Tri Pointe Homes [1]	120,489	4,093,011
		40,619,059
Leisure Products - 0.5%
Brunswick Corporation	47,575	3,008,643
YETI Holdings [1]	196,913	6,533,574
		9,542,217
Specialty Retail - 3.6%
Academy Sports & Outdoors	274,281	13,719,536
Advance Auto Parts	167,578	10,289,289
Asbury Automotive Group [1]	47,178	11,532,662
Bath & Body Works	237,393	6,115,244
J.Jill	251,339	4,310,464
OneWater Marine Cl. A [1]	136,554	2,163,015
Shoe Carnival	118,115	2,455,611
Signet Jewelers	60,693	5,821,673
Valvoline [1]	200,330	7,193,850
Williams-Sonoma	5,030	983,113
		64,584,457
Textiles, Apparel & Luxury Goods - 0.0%
Movado Group	37,569	712,684
Total		180,903,828

Consumer Staples – 0.9%
Food Products - 0.3%
Nomad Foods	383,891	5,048,166
Household Products - 0.1%
WD-40 Company	4,818	952,037
Personal Care Products - 0.5%
Interparfums	100,986	9,935,003
Total		15,935,206

Energy – 2.1%
Energy Equipment & Services - 0.8%
Pason Systems	1,309,266	11,364,471
Weatherford International	34,861	2,385,538
		13,750,009
Oil, Gas & Consumable Fuels - 1.3%
Centrus Energy Cl. A [1]	8,681	2,691,718
Chord Energy	40,332	4,007,791
Civitas Resources	130,017	4,225,552
Matador Resources	88,147	3,960,445
SM Energy	156,061	3,896,843
Teekay Tankers Cl. A	92,850	4,693,567
		23,475,916
Total		37,225,925

Financials – 19.8%
Banks - 4.5%
Bank of N.T. Butterfield & Son	188,155	8,075,612
BankUnited	155,583	5,937,047
BOK Financial	40,236	4,483,900
Business First Bancshares	65,324	1,542,300
Chain Bridge Bancorp Cl. A [1]	22,171	725,657
Civista Bancshares	148,928	3,024,728
CNB Financial	160,709	3,889,158
Coastal Financial [1]	9,640	1,042,759
Esquire Financial Holdings	23,200	2,367,676
First Bank	235,018	3,828,443
German American Bancorp	57,339	2,251,702
Hingham Institution for Savings	17,628	4,649,914
Home BancShares	196,672	5,565,818
Metropolitan Bank Holding	19,112	1,429,960
Northeast Bank	10,346	1,036,255
OceanFirst Financial	244,612	4,297,833
Origin Bancorp	201,631	6,960,302
Popular	117,297	14,897,892
Timberland Bancorp	120,336	4,004,782
TrustCo Bank Corp NY	41,536	1,507,757
		81,519,495
Capital Markets - 8.1%
Artisan Partners Asset Management Cl. A	355,946	15,448,056
Donnelley Financial Solutions [1]	76,458	3,932,235
Evercore Cl. A	20,965	7,071,914
GCM Grosvenor Cl. A	854,408	10,312,705
Houlihan Lokey Cl. A	13,841	2,841,834
Lazard	97,083	5,124,041
Marex Group	316,812	10,651,219
Morningstar	33,306	7,727,325
Onex Corporation	164,237	14,573,275
Perella Weinberg Partners Cl. A	150,647	3,211,794
SEI Investments	274,408	23,283,519
Sprott	194,337	16,152,160
StoneX Group [1]	48,410	4,885,537
TMX Group	444,202	16,993,112
Victory Capital Holdings Cl. A	47,900	3,102,004
		145,310,730
Consumer Finance - 0.4%
FirstCash Holdings	42,171	6,680,730
Financial Services - 0.9%
Enact Holdings	111,669	4,281,389
I3 Verticals Cl. A [1]	25,580	830,327
Merchants Bancorp	149,847	4,765,135
Walker & Dunlop	67,983	5,684,738
		15,561,589
Insurance - 5.9%
AMERISAFE	91,621	4,016,665
Assured Guaranty	302,932	25,643,194
Axis Capital Holdings	17,733	1,698,821
Berkley (W.R.)	137,856	10,562,527
E-L Financial	2,159,914	25,111,309
Fidelis Insurance Holdings	296,708	5,385,250
International General Insurance Holdings	684,880	15,889,216
RenaissanceRe Holdings	26,074	6,620,971
RLI Corp.	102,858	6,708,399
Skyward Specialty Insurance Group [1]	44,043	2,094,685
Tiptree	192,049	3,681,579
		107,412,616
Total		356,485,160

Health Care – 8.2%
Biotechnology - 2.4%
ADMA Biologics [1]	402,119	5,895,065
BridgeBio Pharma [1]	104,260	5,415,264
Catalyst Pharmaceuticals [1]	531,309	10,466,787
Centessa Pharmaceuticals ADR [1,2]	107,671	2,611,022
Cytokinetics [1]	43,527	2,392,244
Halozyme Therapeutics [1]	20,626	1,512,711
Insmed [1]	41,448	5,968,926
Metsera [1]	44,333	2,319,946
ORIC Pharmaceuticals [1]	328,065	3,936,780
PTC Therapeutics [1]	13,411	823,033
Soleno Therapeutics [1]	13,471	910,640
Travere Therapeutics [1]	53,081	1,268,636
		43,521,054
Health Care Equipment & Supplies - 2.1%
Enovis Corporation [1]	181,337	5,501,765
Envista Holdings [1]	232,996	4,746,128
Establishment Labs Holdings [1,2]	17,243	706,791
Haemonetics Corporation [1]	277,703	13,535,244
Surmodics [1]	41,784	1,248,924
TransMedics Group [1,2]	109,460	12,281,412
UFP Technologies [1]	3,100	618,760
		38,639,024
Health Care Providers & Services - 0.6%
GeneDx Holdings Cl. A [1]	31,130	3,353,946
Molina Healthcare [1]	13,654	2,612,830
PACS Group [1]	407,144	5,590,087
		11,556,863
Life Sciences Tools & Services - 1.7%
Azenta [1]	122,710	3,524,231
BioLife Solutions [1]	17,602	449,027
Bio-Techne	107,101	5,958,029
Charles River Laboratories International [1]	36,736	5,747,714
Mesa Laboratories	45,515	3,049,960
Repligen Corporation [1]	63,968	8,550,603
Stevanato Group	132,046	3,400,184
		30,679,748
Pharmaceuticals - 1.4%
Amphastar Pharmaceuticals [1]	173,962	4,636,087
Axsome Therapeutics [1]	9,892	1,201,384
Collegium Pharmaceutical [1]	125,915	4,405,766
Elanco Animal Health [1]	269,838	5,434,537
Esperion Therapeutics [1,2]	420,906	1,115,401
Indivior [1]	106,954	2,578,661
SIGA Technologies	357,096	3,267,428
Zevra Therapeutics [1,2]	187,649	1,784,542
		24,423,806
Total		148,820,495

Industrials – 28.4%
Aerospace & Defense - 1.0%
Karman Holdings [1]	68,736	4,962,739
Kratos Defense & Security Solutions [1]	101,308	9,256,512
Leonardo DRS	24,352	1,105,581
Moog Cl. A	16,213	3,366,954
		18,691,786
Air Freight & Logistics - 0.4%
Hub Group Cl. A	195,522	6,733,778
Building Products - 2.3%
AAON	102,671	9,593,578
Builders FirstSource [1]	82,073	9,951,351
Carlisle Companies	3,600	1,184,256
Janus International Group [1]	255,247	2,519,288
Simpson Manufacturing	45,863	7,680,218
UFP Industries	105,487	9,861,980
		40,790,671
Commercial Services & Supplies - 2.0%
Brady Corporation Cl. A	94,726	7,391,470
CECO Environmental [1]	98,391	5,037,619
Healthcare Services Group [1]	473,834	7,974,626
Interface	176,812	5,116,939
MSA Safety	13,470	2,317,783
RB Global	25,600	2,774,016
UniFirst Corporation	11,072	1,851,128
VSE Corporation	19,539	3,248,163
		35,711,744
Construction & Engineering - 5.7%
Ameresco Cl. A [1]	103,139	3,463,408
Arcosa	385,994	36,171,498
Argan	22,498	6,075,585
Construction Partners Cl. A [1]	106,429	13,516,483
IES Holdings [1]	24,754	9,843,428
Limbach Holdings [1]	12,883	1,251,197
MYR Group [1]	13,750	2,860,412
NWPX Infrastructure [1]	41,766	2,210,674
Sterling Infrastructure [1,2]	38,494	13,075,642
Valmont Industries	36,212	14,040,479
		102,508,806
Electrical Equipment - 1.2%
American Superconductor [1]	92,177	5,474,392
Preformed Line Products	80,721	15,833,424
		21,307,816
Ground Transportation - 0.6%
ArcBest Corporation	41,873	2,925,667
Landstar System	42,091	5,158,673
Ryder System	10,961	2,067,683
		10,152,023
Machinery - 8.5%
Allison Transmission Holdings	44,084	3,741,850
Atmus Filtration Technologies	267,195	12,047,823
Blue Bird [1]	84,819	4,881,333
Enpro	75,476	17,057,576
ESAB Corporation	168,556	18,834,447
ESCO Technologies	49,232	10,393,367
Graham Corporation [1]	144,791	7,949,026
Helios Technologies	59,852	3,120,085
JBT Marel	115,205	16,180,542
Kadant	40,279	11,986,225
Lincoln Electric Holdings	54,999	12,970,414
Lindsay Corporation	62,639	8,804,538
Miller Industries	118,606	4,794,055
Mueller Industries	4,508	455,804
RBC Bearings [1]	37,789	14,748,669
REV Group	2,556	144,849
SPX Technologies [1]	3,325	621,043
Timken Company (The)	64,555	4,853,245
		153,584,891
Marine Transportation - 0.7%
Genco Shipping & Trading	271,377	4,830,510
Kirby Corporation [1]	77,546	6,471,214
Matson	24,722	2,437,342
		13,739,066
Professional Services - 2.8%
Barrett Business Services	28,445	1,260,682
CBIZ [1]	65,227	3,454,422
Exponent	62,685	4,355,354
Franklin Covey [1]	183,971	3,570,877
IBEX [1]	143,289	5,806,070
Insperity	119,818	5,895,046
KBR	331,189	15,661,928
Korn Ferry	150,883	10,558,792
		50,563,171
Trading Companies & Distributors - 3.2%
Air Lease Cl. A	152,808	9,726,229
Applied Industrial Technologies	43,882	11,455,396
Distribution Solutions Group [1]	106,672	3,208,694
EVI Industries	346,167	10,942,339
FTAI Aviation	17,906	2,987,795
MSC Industrial Direct Cl. A	50,937	4,693,335
Rush Enterprises Cl. A	31,674	1,693,609
Transcat [1]	114,759	8,400,359
WESCO International	19,525	4,129,537
		57,237,293
Total		511,021,045

Information Technology – 16.6%
Communications Equipment - 0.5%
Digi International [1]	258,206	9,414,191
Electronic Equipment, Instruments & Components - 6.8%
Arrow Electronics [1]	19,504	2,359,984
Bel Fuse Cl. B	16,084	2,268,166
Cognex Corporation	273,320	12,381,396
Coherent Corp. [1]	69,138	7,447,545
Crane NXT	108,840	7,299,899
ePlus	56,218	3,992,040
Flex [1]	67,604	3,919,004
Jabil	15,812	3,433,892
Knowles Corporation [1]	206,046	4,802,932
Littelfuse	42,410	10,984,614
Luna Innovations [1,4]	655,884	721,472
Mirion Technologies Cl. A [1]	23,475	546,028
nLIGHT [1]	238,109	7,055,170
PAR Technology [1]	343,758	13,605,942
Powerfleet [1]	751,408	3,937,378
Sanmina Corporation [1]	77,173	8,883,384
TD SYNNEX	29,839	4,886,136
Teledyne Technologies [1]	8,040	4,711,762
Vontier Corporation	458,346	19,236,782
		122,473,526
IT Services - 1.0%
Hackett Group (The)	432,681	8,225,266
Kyndryl Holdings [1]	326,991	9,819,539
		18,044,805
Semiconductors & Semiconductor Equipment - 6.5%
Allegro MicroSystems [1]	44,404	1,296,597
Camtek [1]	52,355	5,499,893
Cirrus Logic [1]	198,201	24,832,603
Cohu [1]	264,647	5,380,274
FormFactor [1]	186,075	6,776,851
Impinj [1]	49,151	8,884,043
Kulicke & Soffa Industries	163,478	6,643,746
MKS	122,240	15,129,645
Nova [1,2]	40,750	13,026,145
NVE Corporation	25,148	1,641,410
Onto Innovation [1]	91,220	11,787,448
Photronics [1]	130,787	3,001,562
SiTime Corporation [1]	23,732	7,150,689
Tower Semiconductor [1]	49,172	3,555,136
Ultra Clean Holdings [1]	83,762	2,282,514
		116,888,556
Software - 1.5%
Adeia	125,607	2,110,198
Agilysys [1]	94,589	9,955,492
Computer Modelling Group	2,339,433	10,539,804
JFrog [1]	84,926	4,019,547
		26,625,041
Technology Hardware, Storage & Peripherals - 0.3%
Diebold Nixdorf [1]	90,560	5,164,637
Total		298,610,756

Materials – 7.6%
Chemicals - 4.4%
Cabot Corporation	52,623	4,001,979
Element Solutions	1,100,159	27,691,002
Hawkins	7,766	1,419,003
Ingevity Corporation [1]	197,525	10,901,405
Innospec	113,530	8,759,975
Minerals Technologies	154,907	9,622,823
NewMarket Corporation	5,960	4,936,132
Quaker Houghton	96,164	12,669,607
		80,001,926
Construction Materials - 0.1%
United States Lime & Minerals	12,191	1,603,726
Containers & Packaging - 0.5%
Graphic Packaging Holding Company	227,338	4,449,005
Silgan Holdings	110,062	4,733,766
		9,182,771
Metals & Mining - 1.8%
Alamos Gold Cl. A	454,328	15,836,352
Century Aluminum [1]	64,478	1,893,074
Commercial Metals	39,806	2,280,088
Major Drilling Group International [1]	281,491	2,354,355
Metallus [1]	69,000	1,140,570
Reliance	14,973	4,204,868
Worthington Steel	131,068	3,983,156
		31,692,463
Paper & Forest Products - 0.8%
Stella-Jones	244,295	13,939,402
Total		136,420,288

Real Estate – 1.3%
Real Estate Management & Development - 1.3%
Colliers International Group	31,615	4,938,579
FirstService Corporation	23,813	4,536,138
FRP Holdings [1]	170,323	4,149,068
Kennedy-Wilson Holdings	634,050	5,275,296
Marcus & Millichap	177,716	5,215,965
Total		24,115,046

TOTAL COMMON STOCKS
(Cost $1,087,350,792)		1,724,015,763

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.2%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.01%)
(Cost $3,818,565)	3,818,565	3,818,565

INVESTMENTS AT VALUE
(Cost $1,091,169,357)		1,727,834,328

REPURCHASE AGREEMENT – 4.3%
Fixed Income Clearing Corporation,
3.50% dated 9/30/25, due 10/1/25,
maturity value $77,040,927 (collateralized
by obligations of various U.S. Government
Agencies, 3.875-4.625% due 5/31/27-2/29/32, valued at $78,574,297)
(Cost $77,033,438)		77,033,438

TOTAL INVESTMENTS – 100.2%
(Cost $1,168,202,795)		1,804,867,766

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(3,049,412)

NET ASSETS – 100.0%		$1,801,818,354

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP OPPORTUNITY FUND

SEPTEMBER 30, 2025 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.3%

Communication Services – 3.7%
Entertainment - 1.2%
IMAX Corporation [1]	152,516	$4,994,899
Lionsgate Studios [1]	776,168	5,355,559
Starz Entertainment [1]	201,549	2,968,817
		13,319,275
Interactive Media & Services - 1.5%
DHI Group [1]	1,157,117	3,216,785
EverQuote Cl. A [1]	169,821	3,883,806
IAC [1]	144,227	4,913,814
QuinStreet [1]	305,102	4,719,928
		16,734,333
Media - 0.8%
Criteo ADR [1]	158,139	3,573,942
Magnite [1]	243,931	5,312,817
		8,886,759
Wireless Telecommunication Services - 0.2%
Gogo [1]	276,291	2,373,340
Total		41,313,707

Consumer Discretionary – 10.1%
Automobile Components - 1.1%
Modine Manufacturing [1]	65,154	9,262,293
Patrick Industries	16,145	1,669,877
Stoneridge [1]	220,299	1,678,678
		12,610,848
Automobiles - 0.3%
Winnebago Industries	113,703	3,802,228
Broadline Retail - 0.7%
Dillard’s Cl. A	12,975	7,972,878
Diversified Consumer Services - 0.6%
American Public Education [1]	179,883	7,099,982
Hotels, Restaurants & Leisure - 0.1%
Century Casinos [1]	370,386	966,708
Household Durables - 3.2%
Beazer Homes USA [1]	196,649	4,827,733
Cavco Industries [1]	8,172	4,745,726
Century Communities	29,639	1,878,223
Champion Homes [1]	107,176	8,185,031
M/I Homes [1]	17,783	2,568,577
Sonos [1]	162,499	2,567,484
Taylor Morrison Home [1]	91,306	6,027,109
Tri Pointe Homes [1]	129,503	4,399,217
		35,199,100
Specialty Retail - 3.0%
Advance Auto Parts	143,006	8,780,568
Camping World Holdings Cl. A	234,731	3,706,403
J.Jill	324,756	5,569,565
MarineMax [1]	219,513	5,560,264
OneWater Marine Cl. A [1]	267,845	4,242,665
Victoria’s Secret & Co. [1]	221,750	6,018,295
		33,877,760
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings [1]	137,258	2,734,179
Carter’s	82,289	2,322,196
Lakeland Industries	463,899	6,865,705
		11,922,080
Total		113,451,584

Consumer Staples – 0.4%
Food Products - 0.4%
SunOpta [1]	709,483	4,157,570
Total		4,157,570

Energy – 9.0%
Energy Equipment & Services - 5.5%
Archrock	139,566	3,671,981
Cactus Cl. A	75,345	2,973,867
Flowco Holdings Cl. A	157,290	2,335,756
Kodiak Gas Services	165,499	6,118,498
Liberty Energy Cl. A	289,381	3,570,962
Mattr Corp. [1]	447,482	3,446,869
NPK International [1]	722,500	8,171,475
Patterson-UTI Energy	52,604	272,489
Ranger Energy Services Cl. A	371,168	5,211,199
Select Water Solutions Cl. A	928,133	9,921,742
Solaris Energy Infrastructure Cl. A	255,654	10,218,490
TETRA Technologies [1]	999,134	5,745,020
		61,658,348
Oil, Gas & Consumable Fuels - 3.5%
Ardmore Shipping	410,576	4,873,537
Comstock Resources [1]	241,956	4,797,988
Matador Resources	53,697	2,412,606
Navigator Holdings	429,918	6,659,430
Northern Oil and Gas	132,974	3,297,755
Range Resources	44,444	1,672,872
SandRidge Energy	514,578	5,804,440
Scorpio Tankers	90,042	5,046,854
Vermilion Energy	529,856	4,138,489
		38,703,971
Total		100,362,319

Financials – 11.7%
Banks - 5.1%
Axos Financial [1]	44,022	3,726,462
BankUnited	213,354	8,141,589
BayCom Corp.	237,000	6,813,750
Business First Bancshares	301,152	7,110,199
Customers Bancorp [1]	96,950	6,337,621
Dime Community Bancshares	196,811	5,870,872
First Foundation [1]	561,914	3,129,861
Hilltop Holdings	157,049	5,248,578
OceanFirst Financial	47,222	829,691
Seacoast Banking Corporation of Florida	296,356	9,018,113
TowneBank	35,988	1,244,105
		57,470,841
Capital Markets - 3.7%
Artisan Partners Asset Management Cl. A	150,274	6,521,892
Canaccord Genuity Group	869,379	6,709,155
Evercore Cl. A	13,795	4,653,329
Marex Group	127,680	4,292,601
Moelis & Company Cl. A	58,667	4,184,130
Perella Weinberg Partners Cl. A	353,268	7,531,674
Victory Capital Holdings Cl. A	120,838	7,825,469
		41,718,250
Consumer Finance - 0.4%
Encore Capital Group [1]	99,983	4,173,291
Financial Services - 2.1%
I3 Verticals Cl. A [1,2]	219,907	7,138,181
NCR Atleos [1]	224,986	8,844,200
Walker & Dunlop	87,613	7,326,199
		23,308,580
Insurance - 0.4%
Abacus Global Management [1,2]	706,051	4,045,672
Total		130,716,634

Health Care – 8.4%
Biotechnology - 0.2%
Myriad Genetics [1]	372,521	2,693,327
Health Care Equipment & Supplies - 3.2%
AngioDynamics [1]	553,461	6,182,159
Apyx Medical [1]	696,479	1,490,465
Artivion [1]	165,123	6,991,308
Bioventus Cl. A [1,2]	701,953	4,696,066
Enovis Corporation [1]	130,715	3,965,893
Tandem Diabetes Care [1]	283,331	3,439,638
Teleflex	38,889	4,758,458
Varex Imaging [1]	351,187	4,354,719
		35,878,706
Health Care Providers & Services - 3.0%
Alignment Healthcare [1]	285,586	4,983,476
Astrana Health [1]	141,855	4,021,589
Community Health Systems [1]	350,213	1,124,184
Concentra Group Holdings Parent	189,658	3,969,542
NeoGenomics [1]	73,658	568,640
Privia Health Group [1]	337,216	8,396,678
Quipt Home Medical [1,2]	434,534	1,134,134
RadNet [1]	69,394	5,288,517
Select Medical Holdings	190,890	2,451,027
Talkspace [1]	719,910	1,986,951
		33,924,738
Health Care Technology - 1.0%
LifeMD [1,2]	452,845	3,074,818
OptimizeRx Corporation [1]	376,442	7,717,061
		10,791,879
Pharmaceuticals - 1.0%
Harrow [1]	146,144	7,041,218
Innoviva [1]	235,932	4,305,759
		11,346,977
Total		94,635,627

Industrials – 25.7%
Aerospace & Defense - 5.1%
AAR Corp. [1]	104,676	9,386,297
Astronics Corporation [1]	193,652	8,832,468
BWX Technologies	23,606	4,352,238
Ducommun [1]	71,040	6,829,075
Kratos Defense & Security Solutions [1]	77,776	7,106,393
Leonardo DRS	113,123	5,135,784
Mercury Systems [1]	115,855	8,967,177
V2X [1,2]	119,787	6,958,427
		57,567,859
Air Freight & Logistics - 0.7%
Hub Group Cl. A	91,425	3,148,677
Radiant Logistics [1]	766,151	4,520,291
		7,668,968
Building Products - 1.9%
Gibraltar Industries [1]	51,241	3,217,935
Insteel Industries	54,130	2,075,344
Janus International Group [1]	458,355	4,523,964
Resideo Technologies [1]	267,799	11,563,561
		21,380,804
Commercial Services & Supplies - 3.4%
Acuren Corporation [1]	372,521	4,958,254
ACV Auctions Cl. A [1]	133,332	1,321,320
CECO Environmental [1]	193,653	9,915,034
Healthcare Services Group [1]	203,643	3,427,312
Montrose Environmental Group [1]	263,991	7,249,193
Pursuit Attractions and Hospitality [1]	162,839	5,891,515
VSE Corporation	29,823	4,957,775
		37,720,403
Construction & Engineering - 4.3%
Ameresco Cl. A [1]	188,887	6,342,825
Concrete Pumping Holdings	576,349	4,063,260
Construction Partners Cl. A [1,2]	56,342	7,155,434
Limbach Holdings [1]	17,732	1,722,132
Matrix Service [1]	306,120	4,004,050
NWPX Infrastructure [1,2]	129,297	6,843,690
Orion Group Holdings [1]	947,521	7,883,375
Primoris Services	77,451	10,636,346
		48,651,112
Electrical Equipment - 1.2%
American Superconductor [1]	63,276	3,757,961
LSI Industries	166,665	3,934,961
Shoals Technologies Group Cl. A [1,2]	760,709	5,636,854
		13,329,776
Ground Transportation - 0.5%
FTAI Infrastructure	1,197,381	5,220,581
Machinery - 4.0%
Aebi Schmidt Holding	444,196	5,539,124
Ag Growth International	109,727	2,867,551
Helios Technologies	141,508	7,376,812
Luxfer Holdings	585,957	8,144,802
Mayville Engineering [1]	311,691	4,288,868
Stratasys [1]	320,565	3,590,328
Titan International [1]	327,830	2,478,395
Trinity Industries	218,861	6,136,863
Wabash National	438,331	4,326,327
		44,749,070
Professional Services - 2.1%
Amentum Holdings [1]	252,498	6,047,327
Kelly Services Cl. A	326,634	4,285,438
Mistras Group [1]	746,158	7,342,195
TrueBlue [1]	878,259	5,383,728
		23,058,688
Trading Companies & Distributors - 2.5%
Boise Cascade	42,797	3,309,064
DNOW [1]	288,543	4,400,281
MRC Global [1]	466,925	6,733,058
SiteOne Landscape Supply [1]	40,318	5,192,958
Titan Machinery [1]	184,444	3,087,593
WESCO International	26,114	5,523,111
		28,246,065
Total		287,593,326

Information Technology – 20.7%
Communications Equipment - 4.7%
ADTRAN Holdings [1]	680,700	6,384,966
Applied Optoelectronics [1,2]	282,782	7,332,537
Aviat Networks [1]	332,063	7,614,205
Clearfield [1]	94,325	3,242,893
Comtech Telecommunications [1]	886,588	2,287,397
Digi International [1]	218,850	7,979,271
Gilat Satellite Networks [1]	665,378	8,663,222
Inseego [1,2]	224,998	3,368,220
Ribbon Communications [1]	1,672,486	6,355,447
		53,228,158
Electronic Equipment, Instruments & Components - 5.5%
Advanced Energy Industries	34,234	5,824,573
Arlo Technologies [1]	328,270	5,564,177
Coherent Corp. [1]	64,724	6,972,069
CTS Corporation	131,942	5,269,764
Identiv [1]	617,479	2,130,303
IPG Photonics [1]	71,576	5,668,103
Knowles Corporation [1]	439,694	10,249,267
nLIGHT [1,2]	269,288	7,979,003
Powerfleet [1,2]	924,964	4,846,811
SmartRent Cl. A [1]	760,361	1,072,109
Vishay Intertechnology	155,440	2,378,232
Vishay Precision Group [1]	121,750	3,902,088
		61,856,499
IT Services - 0.7%
CI&T Cl. A [1]	290,845	1,497,852
Kyndryl Holdings [1]	212,053	6,367,951
		7,865,803
Semiconductors & Semiconductor Equipment - 7.7%
Alpha and Omega Semiconductor [1]	148,517	4,152,535
Amkor Technology	271,897	7,721,875
Axcelis Technologies [1]	61,660	6,020,482
Cohu [1]	298,522	6,068,952
FormFactor [1]	204,215	7,437,510
Ichor Holdings [1]	224,140	3,926,933
indie Semiconductor Cl. A [1,2]	931,524	3,791,303
inTEST Corporation [1]	472,837	3,692,857
Kopin Corporation [1]	2,665,864	6,478,050
Kulicke & Soffa Industries	94,374	3,835,359
Onto Innovation [1]	17,441	2,253,726
Penguin Solutions [1]	352,968	9,275,999
Silicon Motion Technology ADR	36,411	3,452,127
Ultra Clean Holdings [1]	336,585	9,171,941
Veeco Instruments [1]	288,648	8,783,559
		86,063,208
Software - 2.1%
A10 Networks	383,147	6,954,118
Blend Labs Cl. A [1]	349,997	1,277,489
Five9 [1]	143,666	3,476,717
LiveRamp Holdings [1]	130,518	3,542,259
NCR Voyix [1]	318,330	3,995,041
Veritone [1]	299,997	1,445,986
Viant Technology Cl. A [1]	290,664	2,508,430
		23,200,040
Total		232,213,708

Materials – 6.4%
Chemicals - 1.4%
Arq [1]	763,017	5,463,202
Ingevity Corporation [1]	132,400	7,307,156
Intrepid Potash [1]	109,127	3,337,103
		16,107,461
Containers & Packaging - 0.6%
Ranpak Holdings Cl. A [1]	249,998	1,404,989
Sealed Air	157,960	5,583,886
		6,988,875
Metals & Mining - 4.4%
AMG Critical Materials	203,313	6,845,909
ATI [1]	76,346	6,209,984
Capstone Copper [1]	1,002,051	8,510,629
Commercial Metals	113,672	6,511,132
Ferroglobe	789,082	3,590,323
Major Drilling Group International [1]	816,655	6,830,398
Materion Corporation	54,211	6,549,231
Metallus [1]	246,196	4,069,620
Noranda Aluminum Holding Corporation [1,3]	488,157	0
		49,117,226
Total		72,213,562

Real Estate – 0.2%
Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings	308,265	2,564,765
Total		2,564,765

TOTAL COMMON STOCKS
(Cost $750,281,067)		1,079,222,802

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.7%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.01%)
(Cost $7,851,754)	7,851,754	7,851,754

INVESTMENTS AT VALUE
(Cost $758,132,821)		1,087,074,556

REPURCHASE AGREEMENT – 3.9%
Fixed Income Clearing Corporation, 3.50% dated 9/30/25, due 10/1/25, maturity value $44,334,335 (collateralized by obligations of U.S. Government Agencies, 3.75% due 4/30/27, valued at $45,216,690)
(Cost $44,330,025)		44,330,025

TOTAL INVESTMENTS – 100.9%
(Cost $802,462,846)		1,131,404,581

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.9)%		(10,639,290)

NET ASSETS – 100.0%		$1,120,765,291

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP SPECIAL EQUITY FUND

SEPTEMBER 30, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 75.6%

Communication Services – 4.5%
Media - 4.5%
TEGNA	1,100,000	$22,363,000
Total		22,363,000

Consumer Discretionary – 20.2%
Automobile Components - 8.4%
Standard Motor Products	1,020,000	41,636,400
Broadline Retail - 3.5%
Macy’s	975,000	17,481,750
Diversified Consumer Services - 2.2%
H&R Block	209,500	10,594,415
Hotels, Restaurants & Leisure - 0.2%
Nathan’s Famous	8,000	885,920
Household Durables - 1.5%
Ethan Allen Interiors	250,000	7,365,000
Textiles, Apparel & Luxury Goods - 4.4%
Movado Group [5]	1,151,500	21,843,955
Total		99,807,440

Consumer Staples – 9.0%
Consumer Staples Distribution & Retail - 4.9%
Ingles Markets Cl. A	350,000	24,346,000
Food Products - 2.9%
John B. Sanfilippo & Son	227,000	14,591,560
Household Products - 1.2%
Oil-Dri Corporation of America	93,500	5,707,240
Total		44,644,800

Energy – 0.0%
Energy Equipment & Services - 0.0%
RPC	9,000	42,840
Total		42,840

Financials – 7.8%
Capital Markets - 7.7%
Diamond Hill Investment Group [5]	137,000	19,181,370
Federated Hermes Cl. B	300,000	15,579,000
GAMCO Investors Cl. A [4]	130,000	3,009,500
		37,769,870
Financial Services - 0.1%
Euronet Worldwide [1]	6,500	570,765
Total		38,340,635

Health Care – 0.3%
Health Care Equipment & Supplies - 0.3%
Kewaunee Scientific [1]	37,000	1,578,050
Total		1,578,050

Industrials – 19.9%
Building Products - 4.0%
Gibraltar Industries [1]	9,000	565,200
Insteel Industries	199,000	7,629,660
UFP Industries	124,500	11,639,505
		19,834,365
Commercial Services & Supplies - 4.5%
Ennis	1,215,000	22,210,200
Construction & Engineering - 0.1%
NWPX Infrastructure [1]	8,500	449,905
Electrical Equipment - 0.0%
Atkore	4,300	269,782
Machinery - 11.3%
Gencor Industries [1],[5]	896,000	13,108,480
Miller Industries	47,000	1,899,740
Mueller Industries	403,000	40,747,330
		55,755,550
Total		98,519,802

Information Technology – 7.2%
Electronic Equipment, Instruments & Components - 4.3%
Vishay Intertechnology	1,375,000	21,037,500
Semiconductors & Semiconductor Equipment - 2.9%
NVE Corporation	222,000	14,489,940
Total		35,527,440

Materials – 5.5%
Construction Materials - 0.2%
United States Lime & Minerals	8,500	1,118,175
Metals & Mining - 2.4%
Commercial Metals	127,000	7,274,560
Metallus [1]	260,000	4,297,800
		11,572,360
Paper & Forest Products - 2.9%
Sylvamo Corporation	321,000	14,194,620
Total		26,885,155

Real Estate – 1.2%
Real Estate Management & Development - 1.2%
Marcus & Millichap	208,000	6,104,800
Total		6,104,800

TOTAL COMMON STOCKS
(Cost $301,302,116)		373,813,962

INVESTMENTS AT VALUE
(Cost $301,302,116)		373,813,962

REPURCHASE AGREEMENT – 24.5%
Fixed Income Clearing Corporation, 3.50% dated 9/30/25, due 10/1/25, maturity value $121,458,302 (collateralized by obligations of U.S. Government Agencies, 3.875% due 8/31/32, valued at $123,875,548)
(Cost $121,446,494)		121,446,494

TOTAL INVESTMENTS – 100.1%
(Cost $422,748,610)		495,260,456

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(679,079)

NET ASSETS – 100.0%		$494,581,377

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP TOTAL RETURN FUND

SEPTEMBER 30, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 93.0%

Communication Services – 0.2%
Diversified Telecommunication Services - 0.2%
IDT Corporation Cl. B	27,983	$1,463,791
Total		1,463,791

Consumer Discretionary – 12.5%
Hotels, Restaurants & Leisure - 1.8%
Brightstar Lottery	986,142	17,010,949
Household Durables - 0.6%
Installed Building Products	21,653	5,340,929
Leisure Products - 1.9%
YETI Holdings [1]	530,371	17,597,710
Specialty Retail - 8.2%
Academy Sports & Outdoors	610,236	30,524,005
Advance Auto Parts	455,910	27,992,874
Bath & Body Works	597,771	15,398,581
OneWater Marine Cl. A [1]	245,788	3,893,282
		77,808,742
Total		117,758,330

Consumer Staples – 2.7%
Food Products - 1.8%
Nomad Foods	1,248,555	16,418,498
Household Products - 0.9%
Kimberly-Clark de Mexico	4,113,045	8,660,224
Total		25,078,722

Energy – 2.9%
Energy Equipment & Services - 2.9%
Cactus Cl. A	173,673	6,854,873
Core Laboratories	427,284	5,281,230
Pason Systems	1,750,467	15,194,109
Total		27,330,212

Financials – 35.7%
Banks - 17.4%
Banc of California	56,797	939,991
BankUnited	414,220	15,806,635
Esquire Financial Holdings	35,197	3,592,030
First Financial Bankshares	152,749	5,140,004
German American Bancorp	335,977	13,193,817
Glacier Bancorp	301,606	14,679,164
Hingham Institution for Savings	51,055	13,467,288
Home BancShares	708,233	20,042,994
Metropolitan Bank Holding	124,027	9,279,700
OceanFirst Financial	815,390	14,326,402
Origin Bancorp	464,891	16,048,037
Seacoast Banking Corporation of Florida	473,375	14,404,801
TowneBank	451,662	15,613,955
Western Alliance Bancorp	42,930	3,722,890
Wintrust Financial	25,402	3,364,241
		163,621,949
Capital Markets - 3.5%
Donnelley Financial Solutions [1]	241,325	12,411,345
GCM Grosvenor Cl. A	197,648	2,385,611
Marex Group	488,558	16,425,320
Tel Aviv Stock Exchange	85,193	1,964,825
		33,187,101
Financial Services - 3.3%
Merchants Bancorp	488,398	15,531,056
Walker & Dunlop	181,088	15,142,579
		30,673,635
Insurance - 11.5%
AMERISAFE	356,990	15,650,442
Assured Guaranty	342,983	29,033,511
Axis Capital Holdings	82,711	7,923,714
Fidelis Insurance Holdings	945,374	17,158,538
International General Insurance Holdings	1,130,355	26,224,236
RenaissanceRe Holdings	50,066	12,713,259
		108,703,700
Total		336,186,385

Health Care – 1.5%
Health Care Providers & Services - 1.5%
PACS Group [1]	1,064,031	14,609,146
Total		14,609,146

Industrials – 19.7%
Building Products - 2.1%
UFP Industries	215,668	20,162,801
Commercial Services & Supplies - 2.7%
Healthcare Services Group [1]	1,522,253	25,619,518
Machinery - 2.7%
Douglas Dynamics	261,010	8,159,173
Timken Company (The)	234,436	17,624,898
		25,784,071
Professional Services - 7.0%
Barrett Business Services	533,664	23,651,989
Franklin Covey [1]	448,673	8,708,743
Insperity	274,917	13,525,916
KBR	425,040	20,100,142
		65,986,790
Trading Companies & Distributors - 5.2%
FTAI Aviation	145,725	24,315,673
MSC Industrial Direct Cl. A	262,935	24,226,831
		48,542,504
Total		186,095,684

Information Technology – 10.0%
Electronic Equipment, Instruments & Components - 2.9%
Bel Fuse Cl. B	59,671	8,414,804
Vontier Corporation	451,682	18,957,094
		27,371,898
IT Services - 4.8%
Hackett Group (The) [5]	1,381,040	26,253,570
Kyndryl Holdings [1]	629,148	18,893,315
		45,146,885
Semiconductors & Semiconductor Equipment - 2.3%
Kulicke & Soffa Industries	543,824	22,101,007
Total		94,619,790

Materials – 7.8%
Chemicals - 4.3%
Element Solutions	774,088	19,483,795
Ingevity Corporation [1]	373,096	20,591,168
		40,074,963
Containers & Packaging - 3.5%
Graphic Packaging Holding Company	718,445	14,059,969
Silgan Holdings	446,301	19,195,406
		33,255,375
Total		73,330,338

TOTAL COMMON STOCKS
(Cost $724,047,956)		876,472,398

INVESTMENTS AT VALUE
(Cost $724,047,956)		876,472,398

REPURCHASE AGREEMENT – 7.1%
Fixed Income Clearing Corporation, 3.50% dated 9/30/25, due 10/1/25, maturity value $67,279,612 (collateralized by obligations of U.S. Government Agencies, 3.875% due 5/31/27, valued at $68,618,630)
(Cost $67,273,071)		67,273,071

TOTAL INVESTMENTS – 100.1%
(Cost $791,321,027)		943,745,469

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(726,708)

NET ASSETS – 100.0%		$943,018,761

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP VALUE FUND

SEPTEMBER 30, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.8%

Consumer Discretionary – 22.5%
Automobile Components - 4.5%
Gentex Corporation	31,705	$897,251
Lear Corporation	16,957	1,706,044
Visteon Corporation	16,371	1,962,228
		4,565,523
Diversified Consumer Services - 1.0%
frontdoor [1]	15,048	1,012,580
Household Durables - 8.2%
Ethan Allen Interiors	42,925	1,264,570
M/I Homes [1]	13,046	1,884,364
Meritage Homes	20,596	1,491,768
PulteGroup	15,043	1,987,632
Taylor Morrison Home [1]	6,909	456,063
Tri Pointe Homes [1]	36,545	1,241,434
		8,325,831
Specialty Retail - 7.8%
Academy Sports & Outdoors	26,945	1,347,789
Buckle (The)	34,079	1,999,074
J.Jill	78,013	1,337,923
Shoe Carnival	42,706	887,858
Signet Jewelers	15,479	1,484,745
Williams-Sonoma	4,555	890,275
		7,947,664
Textiles, Apparel & Luxury Goods - 1.0%
Kontoor Brands	12,258	977,821
Total		22,829,419

Consumer Staples – 1.7%
Consumer Staples Distribution & Retail - 1.7%
Village Super Market Cl. A	46,127	1,723,305
Total		1,723,305

Energy – 8.2%
Oil, Gas & Consumable Fuels - 8.2%
Chord Energy	15,027	1,493,233
Civitas Resources	40,532	1,317,290
Crescent Energy Cl. A	26,247	234,123
Matador Resources	32,943	1,480,129
Riley Exploration Permian	19,413	526,286
SM Energy	59,144	1,476,826
Teekay Tankers Cl. A	34,550	1,746,503
Total		8,274,390

Financials – 24.6%
Banks - 18.8%
Burke & Herbert Financial Services	22,286	1,374,823
Business First Bancshares	32,804	774,503
Citizens Community Bancorp	27,798	446,714
Civista Bancshares	50,223	1,020,029
CNB Financial	51,442	1,244,896
Dime Community Bancshares	21,468	640,391
First Bank	95,794	1,560,484
FS Bancorp	30,911	1,233,967
Heritage Financial	41,707	1,008,892
Mid Penn Bancorp	35,368	1,012,940
OceanFirst Financial	66,251	1,164,030
Princeton Bancorp	23,307	742,095
Timberland Bancorp	48,922	1,628,124
TrustCo Bank Corp NY	21,528	781,466
Unity Bancorp	35,453	1,732,588
Univest Financial	42,869	1,286,927
WesBanco	22,894	731,006
Western New England Bancorp	58,899	707,377
		19,091,252
Capital Markets - 1.7%
Evercore Cl. A	4,988	1,682,552
Financial Services - 1.5%
Enact Holdings	39,021	1,496,065
Insurance - 2.6%
Donegal Group Cl. A	23,541	456,460
Tiptree	73,167	1,402,612
United Fire Group	26,379	802,449
		2,661,521
Total		24,931,390

Health Care – 7.7%
Biotechnology - 2.2%
Catalyst Pharmaceuticals [1]	86,300	1,700,110
Entrada Therapeutics [1]	102,850	596,530
		2,296,640
Health Care Providers & Services - 1.4%
Molina Healthcare [1]	7,317	1,400,181
Pharmaceuticals - 4.1%
Amphastar Pharmaceuticals [1]	46,434	1,237,466
Collegium Pharmaceutical [1,2]	36,844	1,289,172
CorMedix [1,2]	72,483	842,977
SIGA Technologies	84,764	775,591
		4,145,206
Total		7,842,027

Industrials – 14.9%
Building Products - 1.2%
MasterBrand [1]	51,549	678,900
UFP Industries	5,556	519,431
		1,198,331
Commercial Services & Supplies - 1.6%
Interface	55,626	1,609,816
Construction & Engineering - 1.3%
Sterling Infrastructure [1]	3,908	1,327,469
Ground Transportation - 1.2%
ArcBest Corporation	16,619	1,161,170
Machinery - 2.7%
Allison Transmission Holdings	17,703	1,502,631
Blue Bird [1]	22,209	1,278,128
		2,780,759
Marine Transportation - 1.6%
Genco Shipping & Trading	91,881	1,635,482
Professional Services - 4.7%
Barrett Business Services	28,503	1,263,253
IBEX [1]	49,520	2,006,550
Korn Ferry	21,052	1,473,219
		4,743,022
Trading Companies & Distributors - 0.6%
Boise Cascade	8,315	642,916
Total		15,098,965

Information Technology – 14.7%
Electronic Equipment, Instruments & Components - 9.9%
Bel Fuse Cl. B	6,942	978,961
ePlus	20,755	1,473,812
Flex [1]	29,703	1,721,883
Jabil	7,305	1,586,427
PC Connection	12,593	780,640
Sanmina Corporation [1]	13,436	1,546,618
TD SYNNEX	12,085	1,978,919
		10,067,260
Semiconductors & Semiconductor Equipment - 1.6%
Amkor Technology	57,796	1,641,406
Software - 1.4%
Adeia	80,888	1,358,918
Technology Hardware, Storage & Peripherals - 1.8%
Diebold Nixdorf [1]	32,023	1,826,272
Total		14,893,856

Materials – 4.5%
Chemicals - 2.5%
Cabot Corporation	16,373	1,245,167
NewMarket Corporation	1,568	1,298,633
		2,543,800
Metals & Mining - 1.2%
Worthington Steel	40,854	1,241,553
Paper & Forest Products - 0.8%
Sylvamo Corporation	17,122	757,135
Total		4,542,488

TOTAL COMMON STOCKS
(Cost $71,626,215)		100,135,840

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.9%
Money Market Funds Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.01%)
(Cost $879,036)	879,036	879,036

INVESTMENTS AT VALUE
(Cost $72,505,251)		101,014,876

REPURCHASE AGREEMENT – 1.3%
Fixed Income Clearing Corporation, 3.50% dated 9/30/25, due 10/1/25, maturity value $1,370,295 (collateralized by obligations of U.S. Government Agencies, 3.875% due 8/31/32, valued at $1,397,749)
(Cost $1,370,162)		1,370,162

TOTAL INVESTMENTS – 101.0%
(Cost $73,875,413)		102,385,038

LIABILITIES LESS CASH AND OTHER ASSETS – (1.0)%		(1,002,583)

NET ASSETS – 100.0%		$101,382,455

SCHEDULES OF INVESTMENTS

ROYCE SMALLER-COMPANIES GROWTH FUND

SEPTEMBER 30, 2025 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.8%

Communication Services – 1.2%
Media - 1.2%
Magnite [1]	111,000	$2,417,580
Total		2,417,580

Consumer Discretionary – 8.1%
Diversified Consumer Services - 2.0%
OneSpaWorld Holdings	190,000	4,016,600
Hotels, Restaurants & Leisure - 4.8%
Kura Sushi USA Cl. A [1]	54,000	3,208,140
Life Time Group Holdings [1],[2]	139,000	3,836,400
Texas Roadhouse	14,000	2,326,100
		9,370,640
Household Durables - 1.3%
Installed Building Products	10,000	2,466,600
Total		15,853,840

Consumer Staples – 3.5%
Consumer Staples Distribution & Retail - 2.6%
Guardian Pharmacy Services Cl. A [1]	195,596	5,130,483
Food Products - 0.9%
Freshpet [1]	31,000	1,708,410
Total		6,838,893

Energy – 4.2%
Energy Equipment & Services - 1.9%
Natural Gas Services Group	37,000	1,035,630
Oceaneering International [1]	53,000	1,313,340
Solaris Energy Infrastructure Cl. A	35,000	1,398,950
		3,747,920
Oil, Gas & Consumable Fuels - 2.3%
Golar LNG	72,000	2,909,520
Uranium Energy [1]	119,000	1,587,460
		4,496,980
Total		8,244,900

Financials – 10.1%
Banks - 5.6%
Atlantic Union Bankshares	47,000	1,658,630
Coastal Financial [1]	30,000	3,245,100
Glacier Bancorp	35,000	1,703,450
Seacoast Banking Corporation of Florida	142,000	4,321,060
		10,928,240
Capital Markets - 1.7%
Sprott	39,000	3,241,453
Financial Services - 1.5%
Paysign [1]	478,667	3,010,815
Insurance - 1.3%
Root Cl. A [1]	10,000	895,100
TWFG Cl. A [1]	57,000	1,564,080
		2,459,180
Total		19,639,688

Health Care – 18.5%
Biotechnology - 5.3%
Akero Therapeutics [1]	32,500	1,543,100
Alvotech [1]	124,307	1,018,074
Catalyst Pharmaceuticals [1]	99,000	1,950,300
89bio [1]	192,000	2,822,400
Palvella Therapeutics [1]	49,493	3,102,716
		10,436,590
Health Care Equipment & Supplies - 4.3%
Alphatec Holdings [1]	212,000	3,082,480
Axogen [1]	139,000	2,479,760
SI-BONE [1]	162,000	2,384,640
TransMedics Group [1,2]	4,500	504,900
		8,451,780
Health Care Providers & Services - 2.7%
BrightSpring Health Services [1]	120,923	3,574,484
Talkspace [1]	587,462	1,621,395
		5,195,879
Life Sciences Tools & Services - 0.9%
BioLife Solutions [1]	71,000	1,811,210
Pharmaceuticals - 5.3%
Axsome Therapeutics [1]	24,000	2,914,800
Corcept Therapeutics [1]	30,000	2,493,300
CorMedix [1],[2]	171,000	1,988,730
Harrow [1]	39,700	1,912,746
Mind Medicine MindMed [1]	81,000	954,990
		10,264,566
Total		36,160,025

Industrials – 21.6%
Aerospace & Defense - 5.3%
AeroVironment [1]	17,000	5,353,130
BWX Technologies	26,500	4,885,805
		10,238,935
Building Products - 0.5%
Legence Cl. A [1]	32,000	985,920
Commercial Services & Supplies - 3.3%
ACV Auctions Cl. A [1]	289,000	2,863,990
VSE Corporation	21,000	3,491,040
		6,355,030
Construction & Engineering - 3.7%
Ameresco Cl. A [1]	50,000	1,679,000
Argan	7,000	1,890,350
Limbach Holdings [1]	38,250	3,714,840
		7,284,190
Electrical Equipment - 0.6%
Enovix Corporation [1]	119,000	1,186,430
Machinery - 2.2%
ATS Corporation [1]	104,000	2,720,874
Graham Corporation [1]	30,000	1,647,000
		4,367,874
Passenger Airlines - 1.9%
Strata Critical Medical [1]	747,181	3,780,736
Professional Services - 1.1%
Paylocity Holding [1]	13,786	2,195,696
Trading Companies & Distributors - 3.0%
Distribution Solutions Group [1]	93,611	2,815,819
FTAI Aviation	17,500	2,920,050
		5,735,869
Total		42,130,680

Information Technology – 23.9%
Communications Equipment - 1.4%
ADTRAN Holdings [1]	285,000	2,673,300
Electronic Equipment, Instruments & Components - 4.9%
Arlo Technologies [1]	81,000	1,372,950
Kraken Robotics [1]	180,000	587,196
Mirion Technologies Cl. A [1]	84,000	1,953,840
nLIGHT [1]	34,000	1,007,420
PAR Technology [1]	73,000	2,889,340
TTM Technologies [1]	29,500	1,699,200
		9,509,946
IT Services - 0.6%
Figure Technology Solutions Cl. A [1]	31,500	1,145,655
Semiconductors & Semiconductor Equipment - 6.4%
Impinj [1]	20,250	3,660,187
Nova [1],[2]	9,000	2,876,940
Semtech Corporation [1]	44,000	3,143,800
Silicon Laboratories [1]	21,500	2,819,295
		12,500,222
Software - 10.6%
Agilysys [1]	36,500	3,841,625
Blend Labs Cl. A [1]	755,667	2,758,185
Coveo Solutions [1]	614,000	3,803,032
Descartes Systems Group (The) [1]	29,033	2,735,780
JFrog [1]	77,318	3,659,461
NextNav [1],[2]	139,894	2,000,484
Vertex Cl. A [1]	78,500	1,946,015
		20,744,582
Total		46,573,705

Materials – 3.7%
Chemicals - 1.9%
Flotek Industries [1],[2]	255,000	3,723,000
Metals & Mining - 1.8%
Elevra Lithium ADR [1],[2]	45,000	1,080,450
Major Drilling Group International [1]	296,000	2,475,706
		3,556,156
Total		7,279,156

TOTAL COMMON STOCKS
(Cost $130,466,358)		185,138,467

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.1%
Money Market Funds Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.01%)
(Cost $2,206,803)	2,206,803	2,206,803

INVESTMENTS AT VALUE
(Cost $132,673,161)		187,345,270

REPURCHASE AGREEMENT – 5.1%
Fixed Income Clearing Corporation, 3.50% dated 9/30/25, due 10/1/25, maturity value $9,879,240 (collateralized by obligations of U.S. Government Agencies, 3.875% due 5/31/27, valued at $10,075,957)
(Cost $9,878,280)		9,878,280

TOTAL INVESTMENTS – 101.0%
(Cost $142,551,441)		197,223,550

LIABILITIES LESS CASH AND OTHER ASSETS – (1.0)%		(2,015,417)

NET ASSETS – 100.0%		$195,208,133

SCHEDULES OF INVESTMENTS

ROYCE SMID-CAP TOTAL RETURN FUND

SEPTEMBER 30, 2025 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.4%

Consumer Discretionary – 11.4%
Household Durables - 1.4%
Installed Building Products	2,114	$521,439
Worthington Enterprises	1,687	93,612
		615,051
Specialty Retail - 10.0%
Academy Sports & Outdoors	37,722	1,886,854
Advance Auto Parts	25,744	1,580,682
Bath & Body Works	39,614	1,020,457
		4,487,993
Total		5,103,044

Consumer Staples – 1.6%
Household Products - 1.6%
Kimberly-Clark de Mexico	333,565	702,338
Total		702,338

Energy – 2.7%
Energy Equipment & Services - 2.7%
Cactus Cl. A	7,834	309,208
Pason Systems	104,304	905,362
Total		1,214,570

Financials – 26.6%
Banks - 12.5%
BOK Financial	8,275	922,166
German American Bancorp	24,099	946,368
Glacier Bancorp	19,807	964,007
Home BancShares	32,884	930,617
Seacoast Banking Corporation of Florida	21,604	657,410
TowneBank	28,962	1,001,216
Western Alliance Bancorp	1,520	131,814
		5,553,598
Capital Markets - 4.9%
GCM Grosvenor Cl. A	28,732	346,795
Marex Group	22,332	750,802
SEI Investments	12,937	1,097,705
		2,195,302
Financial Services - 1.8%
Merchants Bancorp	25,619	814,684
Insurance - 7.4%
Assured Guaranty	18,960	1,604,964
Axis Capital Holdings	7,156	685,545
RenaissanceRe Holdings	4,041	1,026,131
		3,316,640
Total		11,880,224

Health Care – 3.3%
Health Care Providers & Services - 1.9%
Ensign Group (The)	4,857	839,144
Life Sciences Tools & Services - 1.4%
Avantor [1]	51,711	645,353
Total		1,484,497

Industrials – 23.3%
Building Products - 2.6%
Simpson Manufacturing	1,081	181,024
UFP Industries	10,479	979,682
		1,160,706
Machinery - 5.1%
Lincoln Electric Holdings	1,340	316,012
Spirax Group	7,208	660,648
Timken Company (The)	17,126	1,287,533
		2,264,193
Professional Services - 4.1%
KBR	22,729	1,074,854
Korn Ferry	474	33,171
TriNet Group	11,154	746,091
		1,854,116
Trading Companies & Distributors - 11.5%
AerCap Holdings	9,574	1,158,454
Applied Industrial Technologies	2,395	625,215
FTAI Aviation	11,846	1,976,623
MSC Industrial Direct Cl. A	15,034	1,385,233
		5,145,525
Total		10,424,540

Information Technology – 11.6%
Electronic Equipment, Instruments & Components - 5.3%
Coherent Corp. [1]	8,531	918,959
Vontier Corporation	34,386	1,443,181
		2,362,140
IT Services - 3.3%
Kyndryl Holdings [1]	49,043	1,472,761
Semiconductors & Semiconductor Equipment - 3.0%
Kulicke & Soffa Industries	32,544	1,322,588
Total		5,157,489

Materials – 13.9%
Chemicals - 4.9%
Element Solutions	44,973	1,131,970
Quaker Houghton	7,974	1,050,575
		2,182,545
Containers & Packaging - 9.0%
AptarGroup	9,682	1,294,096
Ball Corporation	17,699	892,384
Graphic Packaging Holding Company	40,097	784,698
Silgan Holdings	24,163	1,039,251
		4,010,429
Total		6,192,974

TOTAL COMMON STOCKS
(Cost $35,661,017)		42,159,676

INVESTMENTS AT VALUE
(Cost $35,661,017)		42,159,676

REPURCHASE AGREEMENT – 5.7%
Fixed Income Clearing Corporation, 3.50% dated 9/30/25, due 10/1/25, maturity value $2,546,004 (collateralized by obligations of U.S. Government Agencies, 3.75% due 4/30/27, valued at $2,596,754)
(Cost $2,545,756)		2,545,756

TOTAL INVESTMENTS – 100.1%
(Cost $38,206,773)		44,705,432

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%	(25,329)

NET ASSETS – 100.0%	$44,680,103

For the purposes of this report, “ADR” shall mean American Depository Receipt.

[1]	Non-income producing.

[2]	All or a portion of these securities were on loan as of September 30, 2025.

[3]	Securities for which market quotations are not readily available represent 0.0% and 0.0% of net assets for Royce Micro-Cap Fund and Royce Small-Cap Opportunity Fund. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

[5]	As of September 30, 2025, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Tax Information:

As of September 30, 2025, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Royce International Premier Fund	$ 102,153,693	$ 18,237,900	$ 28,250,304	$10,012,404
Royce Micro-Cap Fund	234,540,352	82,181,429	108,237,488	26,056,059
Royce Premier Fund	572,357,295	496,847,387	511,322,898	14,475,511
Royce Small-Cap Fund	1,172,283,815	632,583,951	670,982,906	38,398,955
Royce Small-Cap Opportunity Fund	808,108,054	323,296,527	367,065,585	43,769,058
Royce Small-Cap Special Equity Fund	422,757,592	72,502,864	83,097,911	10,595,047
Royce Small-Cap Total Return Fund	792,777,851	150,967,618	187,141,887	36,174,269
Royce Small-Cap Value Fund	73,968,116	28,416,922	31,344,929	2,928,007
Royce Smaller-Companies Growth Fund	142,880,260	54,343,290	58,651,436	4,308,146
Royce SMid-Cap Total Return Fund	38,221,374	6,484,058	8,516,892	2,032,834

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce International Premier Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund and Royce SMid-Cap Total Return Fund (formerly Royce Dividend Value Fund) (each, a “Fund”, and collectively, the “Funds”), are the 10 series of The Royce Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Royce & Associates, LP, the Funds’ investment adviser, is a majority- owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust's Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of September 30, 2025. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Royce International Premier Fund
Common Stocks	$ 113,041,734	$ –	$ –	$ 113,041,734
Preferred Stocks	1,448,221	–	–	1,448,221
Repurchase Agreement	–	5,901,638	–	5,901,638
Royce Micro-Cap Fund
Common Stocks	304,392,153	753,434	0	305,145,587
Money Market Fund/Collateral Received for Securities Loaned	5,164,610	–	–	5,164,610
Repurchase Agreement	–	6,411,584	–	6,411,584
Royce Premier Fund
Common Stocks	1,015,441,277	–	–	1,015,441,277
Repurchase Agreement	–	53,763,405	–	53,763,405
Royce Small-Cap Fund
Common Stocks	1,723,294,291	721,472	–	1,724,015,763
Money Market Fund/Collateral Received for Securities Loaned	3,818,565	–	–	3,818,565
Repurchase Agreement	–	77,033,438	–	77,033,438
Royce Small-Cap Opportunity Fund
Common Stocks	1,079,222,802	–	0	1,079,222,802
Money Market Fund/Collateral Received for Securities Loaned	7,851,754	–	–	7,851,754
Repurchase Agreement	–	44,330,025	–	44,330,025
Royce Small-Cap Special Equity Fund
Common Stocks	370,804,462	3,009,500	–	373,813,962
Repurchase Agreement	–	121,446,494	–	121,446,494
Royce Small-Cap Total Return Fund
Common Stocks	876,472,398	–	–	876,472,398
Repurchase Agreement	–	67,273,071	–	67,273,071
Royce Small-Cap Value Fund
Common Stocks	100,135,840	–	–	100,135,840
Money Market Fund/Collateral Received for Securities Loaned	879,036	–	–	879,036
Repurchase Agreement	–	1,370,162	–	1,370,162
Royce Smaller-Companies Growth Fund
Common Stocks	185,138,467	–	–	185,138,467
Money Market Fund/Collateral Received for Securities Loaned	2,206,803	–	–	2,206,803
Repurchase Agreement	–	9,878,280	–	9,878,280
Royce SMid-Cap Total Return Fund
Common Stocks	42,159,676	–	–	42,159,676
Repurchase Agreement	–	2,545,756	–	2,545,756

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of September 30, 2025, are next business day and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of September 30, 2025:

	Cash Collateral[1]	Securities on Loan Collateralized by Cash Collateral	Net Amount
Royce Micro-Cap Fund	$ 5,164,610	$ (4,972,667)	$ 191,943
Royce Small-Cap Fund	3,818,565	(3,740,876)	77,689
Royce Small-Cap Opportunity Fund	7,851,754	(7,385,614)	466,140
Royce Small-Cap Value Fund	879,036	(834,546)	44,490
Royce Smaller-Companies Growth Fund	2,206,803	(2,098,073)	108,730

[1]	The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of September 30, 2025:

		Securities on Loan
	Non-Cash Collateral	Collateralized by Non-Cash Collateral	Net Amount
Royce Micro-Cap Fund	$ 6,001,188	$ (5,876,126)	$ 125,062
Royce Small-Cap Fund	4,498,691	(4,119,722)	378,969
Royce Small-Cap Opportunity Fund	14,641,920	(14,294,579)	347,341
Royce Small-Cap Value Fund	1,286,635	(1,260,941)	25,694
Royce Smaller-Companies Growth Fund	3,525,898	(3,455,211)	70,687

Transactions in Affiliated Companies:

An "Affiliated Company," as defined in the 1940 Act, is a company in which a Fund owns 5% or more of the company's outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2025:

						Change in Net
		Market		Proceeds	Realized	Unrealized			Market
	Shares	Value	Costs of	from	Gain	Appreciation	Dividend	Shares	Value
Affiliated Company [1]	12/31/24	12/31/24	Purchases	Sales	(Loss)	(Depreciation)	Income	9/30/25	9/30/25
Royce Small-Cap Opportunity Fund
Consumer Discretionary – 0.6%
Textiles, Apparel & Luxury Goods – 0.6%
Lakeland Industries [2]	428,565	$10,949,836	$1,213,926	$955,928	$201,998	$(4,544,127)	$37,691	n/a	n/a
		10,949,836			201,998	(4,544,127)	37,691
Royce Small-Cap Special Equity Fund
Consumer Discretionary – 4.4%
Textiles, Apparel & Luxury Goods – 4.4%
Movado Group [3]	1,068,000	21,018,240	4,687,965	3,919,606	(2,368,219)	2,425,575	1,251,425	1,151,500	$21,843,955
		21,018,240			(2,368,219)	2,425,575	1,251,425		21,843,955
Financials – 3.9%
Capital Markets – 3.9%

Diamond Hill Investment Group [3]	139,500	21,636,450	–	377,349	122,480	(2,200,211)	616,689	137,000	19,181,370
		21,636,450			122,480	(2,200,211)	616,689		19,181,370
Industrials – 2.7%
Machinery – 2.7%
Gencor Industries [3,4]	913,000	16,114,450	65,741	348,674	88,679	(2,811,716)	–	896,000	13,108,480
		16,114,450			88,679	(2,811,716)	–		13,108,480
Information Technology – 2.9%
Semiconductors & Semiconductor Equipment – 2.9%
NVE Corporation [2]	326,500	26,586,895	215	7,799,938	875,810	(5,173,042)	872,600	n/a	n/a
		26,586,895			875,810	(5,173,042)	872,600
		85,356,035			(1,281,250)	(7,759,394)	2,740,714		54,133,805
Royce Small-Cap Total Return Fund
Information Technology – 2.8%
IT Services – 2.8%
Hackett Group (The) [3]	875,075	26,882,304	11,295,370	–	–	(11,924,104)	389,395	1,381,040	26,253,570
		26,882,304			–	(11,924,104)	389,395		26,253,570

[1]	Percentages represent the percentages of the investments in Affiliated Companies of the Fund's net assets.

[2]	Not an Affiliated Company as of September 30, 2025.

[3]	As of September 30, 2025, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[4]	Non-income producing.

Other information regarding the Fund is available in the Fund’s most recent Prospectus, Annual and Semiannual Shareholder Reports, and Annual and Semiannual Financial Statements. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).